Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Trade receivables	$343.8	$179.1
Statutory receivables	30.2	50.0
Other receivables	3.8	6.4
	$377.8	$235.5